Common Stock Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Warrants Details
Number of warrants/options Outstanding, Beginning	819,239	94,436
Granted warrants	66,932	819,239
Cancelled/Forfeited warrants		(80,121)
Exercised warrants	(497,548)	(14,315)
Number of warrants/options Outstanding, Ending	388,623	819,239
Weighted Average Exercise Price
Weighted Average Exercise Price warrants, Beginning	$ 24.82	$ 7.02
Weighted Average Exercise Price warrants, Granted	$ 10.74	24.82
Weighted Average Exercise Price warrants, Cancelled/Forfeited		7.02
Weighted Average Exercise Price warrants, Exercised	$ 25.96	7.02
Weighted Average Exercise Price warrants, Ending	$ 19.85	$ 24.82